Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from Members		$ 18,836,000	$ 20,485,000
Erroneous payments	$ 12,904	12,904
Missed earnings	$ 906	906
Excise taxes		$ 272	$ 136
Employer securities
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)		184,278	204,439
Investment cost		$ 9,100,000	$ 9,300,000
Net appreciation on company stock		4,000,000.0
Dividends		$ 300,000